Revenue Recognition, Accounts Receivable, and Concentration of Credit Risk (Details) - Revenue from Urgent and Primary Care - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Total net revenues	$ 7,958	$ 5,971	$ 16,373	$ 10,979	$ 27,052	$ 26,751
Urgent And Primary Care [Member]
Revenue Recognition Accounts Receivable and Concentration of Credit Risk [Line Items]
Gross Revenue			10,119		7,259
Provision For Contractual Adjustments And Estimated Uncollectible Amounts			(5,093)		(3,353)
Total net revenues	$ 2,354	$ 474	$ 5,026	$ 474	$ 3,906	$ 0